Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
	Summary		Average Summary	Average	Investment Based on:
	Compensation	Compensation	Compensation	Compensation	Total	Net Income/
	Table Total	Actually	Table Total for	Actually Paid to	Shareholder	(Loss)
Year	for PEO(1)	Paid PEO(2)	Non-PEO NEO(1)	Non-PEO NEO(2)	Return (3)	In ($000s)
2023	$738,166	$(29,333)	$455,686	$219,302	$25.08	$(17,882)
2022	$1,416,069	$(977,377)	$728,341	$836	$45.77	$15,811
2021	$2,836,108	$1,806,539	$1,250,901	$906,679	$92.06	$14,575
(1)	Our PEO for each of fiscal years 2023, 2022 and 2021 was Dr. Young. Our Non-PEO NEO for each of such fiscal years was Mr. Fischer.
(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.
(3)	The amounts shown reflect the Company’s total shareholder return measured based on a fixed $100 investment made on December 31, 2020, the last trading day before the earliest fiscal year shown in the table.

				Add	Change in Yearend	Change in Value	Subtract Value of
				Year-end Value	Value of Awards	through Vesting	Awards Granted in
				of Awards Granted	Granted in Prior	of Awards Granted	Prior Year that
		Summary		in Fiscal Year	Year Unvested as	in Prior Year	Failed to Meet
		Compensation	Subtract	Unvested at	of Fiscal	Vested During	Vesting Conditions	Compensation
		Table Total	Stock Awards	Fiscal Yearend	Yearend	Fiscal Year	in Fiscal Year	Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.

PEO Total Compensation Amount	$ 738,166	$ 1,416,069	$ 2,836,108
PEO Actually Paid Compensation Amount	$ (29,333)	(977,377)	1,806,539
Adjustment To PEO Compensation, Footnote
(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.

				Add	Change in Yearend	Change in Value	Subtract Value of
				Year-end Value	Value of Awards	through Vesting	Awards Granted in
				of Awards Granted	Granted in Prior	of Awards Granted	Prior Year that
		Summary		in Fiscal Year	Year Unvested as	in Prior Year	Failed to Meet
		Compensation	Subtract	Unvested at	of Fiscal	Vested During	Vesting Conditions	Compensation
		Table Total	Stock Awards	Fiscal Yearend	Yearend	Fiscal Year	in Fiscal Year	Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 455,686	728,341	1,250,901
Non-PEO NEO Average Compensation Actually Paid Amount	$ 219,302	836	906,679
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.

				Add	Change in Yearend	Change in Value	Subtract Value of
				Year-end Value	Value of Awards	through Vesting	Awards Granted in
				of Awards Granted	Granted in Prior	of Awards Granted	Prior Year that
		Summary		in Fiscal Year	Year Unvested as	in Prior Year	Failed to Meet
		Compensation	Subtract	Unvested at	of Fiscal	Vested During	Vesting Conditions	Compensation
		Table Total	Stock Awards	Fiscal Yearend	Yearend	Fiscal Year	in Fiscal Year	Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 25.08	45.77	92.06
Net Income (Loss)	$ (17,882,000)	15,811,000	14,575,000
PEO Name	Dr. Young
PEO | Subtract Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (221,354)	(514,257)	(1,888,762)
PEO | Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Yearend
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,308	489,662	1,300,180
PEO | Change in Yearend Value of Awards Granted in Prior Year Unvested as of Fiscal Yearend
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,785)	(1,288,940)	(289,295)
PEO | Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,668)	(1,079,912)	(151,692)
PEO | Awards granted and vesting in the same fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Subtract Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,824)	(178,480)	(709,697)
Non-PEO NEO | Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Yearend
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,120	169,944	490,717
Non-PEO NEO | Change in Yearend Value of Awards Granted in Prior Year Unvested as of Fiscal Yearend
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,105)	(384,373)	(79,477)
Non-PEO NEO | Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,575)	(334,596)	(45,765)
Non-PEO NEO | Awards granted and vesting in the same fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0